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                          SUPPLEMENT DATED DECEMBER 8, 1998
                         TO PROSPECTUS DATED AUGUST 31, 1998

                      ORBITEX STRATEGIC NATURAL RESOURCES FUND,
                      ORBITEX INFO-TECH & COMMUNICATIONS FUND,
         ORBITEX GROWTH FUND AND ORBITEX ASIAN HIGH YIELD FUND (THE "FUNDS")

     The following information supplements the Prospectus dated August 31, 1998.

                                   CLASS A SHARES

     The paragraph entitled "Other Circumstances" under the section "HOW TO PURCHASE SHARES" in the Prospectus is hereby supplemented as follows:

     (13) purchases by individuals or entities who reinvest the proceeds of redemptions from Orbitex Funds within 60 days of redemption; (14) purchases of shares issued in plans of reorganizations, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party; and
(15) purchases made through a broker, dealer or other financial intermediary which maintains a net asset value purchase program that enables the Funds to realize certain economies of scale.

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                          SUPPLEMENT DATED DECEMBER 8, 1998
             TO STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 1998

                      ORBITEX STRATEGIC NATURAL RESOURCES FUND,
                      ORBITEX INFO-TECH & COMMUNICATIONS FUND,
         ORBITEX GROWTH FUND AND ORBITEX ASIAN HIGH YIELD FUND (THE "FUNDS")

     The following paragraph replaces the similar paragraph on page B-44.

     In-Kind. Each Fund intends to pay all redemptions of its shares in cash. However, each Fund may make full or partial payment of any redemption request by the payment to shareholders of portfolio securities of the applicable Fund (i.e., by redemption-in-kind), at the value of such securities used in determining the redemption price. The securities to be paid in-kind to any shareholders will be readily marketable securities selected in such manner as the Board of Trustees of the Trust deems fair and equitable. If shareholders were to receive redemptions-in-kind, they would incur brokerage costs should they wish to liquidate the portfolio securities received in such payment of their redemption request. The Trust does not anticipate making redemptions-in-kind.